Income taxes and deferred income taxes (Tables)	12 Months Ended
May 31, 2019
Income taxes and deferred income taxes
Schedule of reconciliation of income taxes at the statutory rate

	For the year ended
	May 31,
	2019	2018
Income (loss) before income taxes (recovery)	$(15,645)	$35,856
Statutory rate	26.5%	26.5%
Expected income tax expense (recovery) at combined basic federal and provincial tax rate	(4,146)	9,502

Effect on income taxes of:
Foreign tax differential	(539)	—
Permanent differences	1,137	65
Non-deductible share-based compensation and other expenses	20,161	4,737
Non-taxable portion of losses (gains)	(15,504)	(7,162)
Other	(648)	(768)
Tax assets not recognized	393	34
	$854	$6,408
Income tax expense (recovery) is comprised of:
Current	$4,944	$2,750
Future	(4,090)	3,658
	$854	$6,408

Summary of components of deferred tax

	May 31,	May 31,
	2019	2018
Deferred tax assets
Non-capital loss carry forward	$20,133	$4,567
Capital loss carry forward	—	405
Share issuance and financing fees	9,689	5,443
Unrealized loss	—	916
Other	1,102	27
Deferred tax liabilities
Net book value in excess of undepreciated capital cost	(2,751)	(1,017)
Intangible assets in excess of tax costs	(101,271)	(64,120)
Unrealized gain	(6,534)	(1,097)
Biological assets and inventory in excess of tax costs	(8,001)	(4,377)
Net deferred tax assets (liabilities)	$(87,633)	$(59,253)